ACCOUNTS AND OTHER PAYABLES AND OTHER LIABILITIES (Tables)	12 Months Ended
Nov. 30, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS AND OTHER PAYABLES AND OTHER LIABILITIES

Accounts and other payables and other liabilities consist of the following:

	November 30,	November 30,
	2023	2022
Accounts and other payables
Vendor payables (including $26,537,663 and $25,841,648 to a related party as of November 30, 2023 and 2022, respectively)	$27,484,442	$26,781,451
Accrued expenses	511,170	363,947
Total accounts and other payables	$27,995,612	$27,145,398

Other liabilities
Deferred revenue	$61,235	$88,276
Accrued eviction costs payable to tenants	68,162	205,435
Rental deposits received from tenants	193,314	154,679
Losses in excess of the carrying amount of equity method investments	2,969,548	3,208,939
Deferred income tax liabilities	1,829,764	1,738,206
Others (a)	568,600	439,994
Total other liabilities	$5,690,623	$5,835,529

(a)	Others primarily consist of accrued consumption tax, tax and social insurance expenses withheld for employees and other miscellaneous liabilities.